Class A Common Stock Subject to Possible Redemption (Tables)	7 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Class A Common Stock Subject to Possible Redemption
Summary of reconciliation of Class A common stock subject to possible redemption

Gross proceeds	$200,000,000
Less:
Fair value of Public Warrants at issuance	(8,000,000)
Offering costs allocated to Class A common stock subject to possible redemption	(11,071,453)
Plus:
Accretion of carrying value to redemption value	19,071,453
Class A common stock subject to possible redemption	$200,000,000

Gross proceeds	$200,000,000
Less:
Fair value of Public Warrants at issuance	(8,000,000)
Offering costs allocated to Class A common stock subject to possible redemption	(11,071,453)
Plus:
Accretion of carrying value to redemption value	19,071,453
Class A common stock subject to possible redemption	$200,000,000